COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES.
Schedule of total future payments under these purchase agreements

Year ending December 31,	RMB
2023	6,357,915
2024	5,786,393
Thereafter	1,446,598
Total	13,590,906